Geographical Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Geographical Information

22) Geographical Information

Long-lived assets include property and equipment, net, which were based on the physical location of the assets as of the end of each year.

	December 31,
	2021	2020
Canada	$5,802	$—
United States	2,786	1,718
Israel	1,297	—
China	843	272
Rest of world	362	179
Total	$11,090	$2,169